Annual Total Returns- Alger Weatherbie Specialized Growth Portfolio (Class I2) [BarChart] - Class I2 - Alger Weatherbie Specialized Growth Portfolio - Class I-2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.87%)	14.54%	32.22%	4.90%	(0.41%)	3.82%	36.91%	(3.19%)	38.31%	58.82%